Document and Entity Information	Mar. 02, 2021
Cover [Abstract]
Entity Registrant Name	ALLEGHENY TECHNOLOGIES INC
Entity Address, State or Province	PA
Amendment Flag	false
Entity Central Index Key	0001018963
Document Type	8-K
Document Period End Date	Mar. 02, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-12001
Entity Tax Identification Number	25-1792394
Entity Address, Address Line One	1000 Six PPG Place
Entity Address, City or Town	Pittsburgh
Entity Address, Postal Zip Code	15222-5479
City Area Code	(412)
Local Phone Number	394-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	ATI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false